Related Party Transactions and Balances - Schedule of Material Related Party Transactions (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Inventory purchased from related parties
Inventory purchased from related parties		$ 2,289,603
Less: inventory purchased from related parties from discontinued operation		(2,289,603)
Inventory purchased from continuing operations
Loans to related parties
Total loans to related parties	130,132	3,186,741
Less: loans to related parties from discontinued operation		(12,238)
Loans to related parties from continuing operations	130,132	3,174,503
Collection of loan to a related party
Total collection of loan to a related party	3,571,253	691,486
Loans from related parties
Loans from related parties	3,605,651	389,893
Loans from related parties from continuing operations	3,605,651	389,893
Repayment of loans from related parties
Repayment of loans from related parties	7,122,839	622,338
Less: repayment of loans from related parties from discontinued operation		(553,189)
Repayment of loans from related parties from continuing operations	7,122,839	622,338
Related party transactions [Member]
Repayment of loans from related parties
Repayment of loans from related parties	7,122,839	1,175,527
Others
Total others	295,400
Related party transactions [Member] | Jiangsu Youdi Technology Co., Ltd. [Member]
Inventory purchased from related parties
Inventory purchased from related parties		1,323,097
Loans to related parties
Total loans to related parties		10,607
Related party transactions [Member] | Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Inventory purchased from related parties
Inventory purchased from related parties		966,506
Related party transactions [Member] | Shanghai Mingli New Energy Technology Co., Ltd. [Member]
Loans to related parties
Total loans to related parties		2,904,243
Related party transactions [Member] | Shanghai Mingli New Energy Technology Co., Ltd. [Member]
Loans to related parties
Total loans to related parties	130,132	84,342
Related party transactions [Member] | Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Loans to related parties
Total loans to related parties		138,297
Related party transactions [Member] | Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Loans to related parties
Total loans to related parties		35,811
Related party transactions [Member] | Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Loans to related parties
Total loans to related parties		12,238
Related party transactions [Member] | Jiangsu Youdi Technology Co., Ltd. One [Member]
Loans to related parties
Total loans to related parties		1,203
Related party transactions [Member] | Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Collection of loan to a related party
Total collection of loan to a related party		691,486
Related party transactions [Member] | Jiangsu EZGO [Member]
Collection of loan to a related party
Total collection of loan to a related party	3,571,253
Loans from related parties
Loans from related parties	19,055
Repayment of loans from related parties
Repayment of loans from related parties	3,941,708
Related party transactions [Member] | Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Loans from related parties
Loans from related parties		584,085
Repayment of loans from related parties
Repayment of loans from related parties		553,189
Related party transactions [Member] | Shuang Wu [Member]
Loans from related parties
Loans from related parties	486,596	389,893
Repayment of loans from related parties
Repayment of loans from related parties	3,181,131	622,338
Related party transactions [Member] | Yan Fang [Member]
Loans from related parties
Loans from related parties		5,532
Related party transactions [Member] | Jianhui Ye [Member]
Loans from related parties
Loans from related parties	100,000
Related party transactions [Member] | Nanjing Mingfeng Technology Co., Ltd. [Member]
Loans from related parties
Loans from related parties	3,000,000
Others
Total others	22,500
Related party transactions [Member] | Shuang Wu [Member]
Others
Total others	272,900
Related party transactions with VIE and its subsidiaries [Member]
Loans from related parties
Loans from related parties	3,605,651	979,510
Less: loans from related parties from discontinued operation		$ (589,617)